Property and equipment - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	$ 24,627	$ 13,408	$ 3,819
Additions	3,126	11,353	3,077
Disposals	(120)	(288)	(53)
Transfer			98
Acquisitions of subsidiaries	15	539	6,769
CTA	537	(385)	(302)
Closing balance	28,185	24,627	13,408
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	36,469	25,079	10,155
Additions	7,873	15,178	4,860
Disposals	(484)	(4,730)	(128)
Transfer			98
Acquisitions of subsidiaries	19	962	10,978
CTA	962	(20)	(884)
Closing balance	44,839	36,469	25,079
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(11,842)	(11,671)	(6,336)
Additions	(4,747)	(3,825)	(1,783)
Disposals	364	4,442	75
Transfer			0
Acquisitions of subsidiaries	(4)	(423)	(4,209)
CTA	(425)	(365)	582
Closing balance	(16,654)	(11,842)	(11,671)
Furniture and fixtures | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	1,734	1,434	726
Additions	88	224	96
Disposals	(3)	0	(6)
Transfer			0
Acquisitions of subsidiaries	0	53	677
CTA	49	23	(59)
Closing balance	1,868	1,734	1,434
Furniture and fixtures | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(1,161)	(919)	(422)
Additions	(144)	(162)	(77)
Disposals	2	0	1
Transfer			0
Acquisitions of subsidiaries	0	(53)	(460)
CTA	(31)	(27)	39
Closing balance	(1,334)	(1,161)	(919)
Building improvements | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	11,259	7,460	2,997
Additions	5,283	3,661	1,055
Disposals	(171)	0	(21)
Transfer			88
Acquisitions of subsidiaries	0	238	3,625
CTA	288	(100)	(284)
Closing balance	16,659	11,259	7,460
Building improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(4,516)	(3,559)	(2,070)
Additions	(953)	(828)	(302)
Disposals	176	0	14
Transfer			0
Acquisitions of subsidiaries	0	(71)	(1,386)
CTA	(197)	(58)	185
Closing balance	(5,490)	(4,516)	(3,559)
Office equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	5,354	3,561	2,249
Additions	499	1,554	400
Disposals	(167)	0	(4)
Transfer			10
Acquisitions of subsidiaries	19	150	1,105
CTA	278	89	(199)
Closing balance	5,983	5,354	3,561
Office equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(3,332)	(2,724)	(1,856)
Additions	(631)	(430)	(203)
Disposals	155	0	2
Transfer			0
Acquisitions of subsidiaries	(4)	(99)	(844)
CTA	(173)	(79)	177
Closing balance	(3,985)	(3,332)	(2,724)
Right-of-use assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	18,122	12,624	4,183
Additions	2,003	9,739	3,309
Disposals	(143)	(4,730)	(97)
Transfer			0
Acquisitions of subsidiaries	0	521	5,571
CTA	347	(32)	(342)
Closing balance	20,329	18,122	12,624
Right-of-use assets | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(2,833)	(4,469)	(1,988)
Additions	(3,019)	(2,405)	(1,201)
Disposals	31	4,442	58
Transfer			0
Acquisitions of subsidiaries	0	(200)	(1,519)
CTA	(24)	(201)	181
Closing balance	$ (5,845)	$ (2,833)	$ (4,469)